Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount	₩ 190,559	₩ 372,909
Borrowings, carrying amount	407,185	2,138,922
Debentures, carrying amount	8,426,683	8,579,743
Accounts payable – other and others, carrying amount	5,524,692	6,051,550
Non-derivative financial liabilities, carrying amount	16,083,401
Accounts payable – trade, carrying amount	190,559
Borrowings, contractual cash flows	420,503
Debentures, contractual cash flows	9,479,976
Lease liabilities-Carrying amount	1,534,282	₩ 1,436,777
Lease liabilities-Contractual cash flows	1,653,416
Accounts payable – other and others, contractual cash flows	5,636,104
Non-derivative financial liabilities, contractual cash flows	17,380,558
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable – trade, carrying amount	190,559
Borrowings, contractual cash flows	59,864
Debentures, contractual cash flows	1,603,760
Lease liabilities-Contractual cash flows	359,356
Accounts payable – other and others, contractual cash flows	3,917,356
Non-derivative financial liabilities, contractual cash flows	6,130,895
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flows	360,639
Debentures, contractual cash flows	4,987,959
Lease liabilities-Contractual cash flows	989,603
Accounts payable – other and others, contractual cash flows	1,534,636
Non-derivative financial liabilities, contractual cash flows	7,872,837
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures, contractual cash flows	2,888,257
Lease liabilities-Contractual cash flows	304,457
Accounts payable – other and others, contractual cash flows	184,112
Non-derivative financial liabilities, contractual cash flows	₩ 3,376,826